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                    UNITED STATES / ENGLAND/ GERMANY / CHINA

                                  July 20, 2006



Vincent J. DiStefano                                      Via Overnight Delivery
Senior Counsel
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


         Re:      Nakoma Mutual Funds
                  Files Nos. 333-132392, 811-21865

Dear Mr. DiStefano:

         On July 20, 2006, we filed a third pre-effective amendment to the registration statement on Form N-1A for the Nakoma Mutual Funds which currently issues its shares in one series, the Nakoma Absolute Return Fund (the "Fund") pursuant to the Securities Act of 1933 and the Investment Company Act of 1940. We filed this third pre-effective amendment in response to changes you requested by phone.

         You requested that the Fund provide a range of the Fund's net asset value that the Fund's borrowings will comprise. We have provided the following additional information in the Borrowing/Leverage sections of the Prospectus and Statement of Additional Information:

         However, the Fund's short sale investments and related margin requirements will reduce the ability of the Fund to borrow money. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets and reduce the number of assets available for asset coverage as required under the 1940 Act. Consequently, it is expected that under normal market conditions, the Fund's borrowings will comprise between 0% and 5% of the Fund's NAV.

         If you have any comments or questions, please feel free to call me at 612-766-7724 or Mark Strefling at 612-766-7129.

                                                          Sincerely,
                                                          /s/ Rebecca Paulzine
                                                          Rebecca Paulzine



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